UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21913
                                                     ---------

                               DundeeWealth Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Peter Moran
                               DundeeWealth US, LP
                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-854-0900
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------

                   Date of reporting period: December 31, 2009
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

Dynamic Infrastructure Fund
December 31, 2009 (Unaudited)

                                                       Number of      Market
                                                        Shares         Value
-------------------------------------------------------------------------------
COMMON STOCKS - 92.7%
-------------------------------------------------------------------------------

Austria - 2.6%
-------------------------------------------------------------------------------
Andritz AG +                                                 300    $    17,319
                                                                    -----------

Canada - 20.4%
-------------------------------------------------------------------------------
Enbridge Inc. +                                              150          6,975
Genivar Income Fund +                                        500         12,932
Innergex Power Income Fund +                               1,000          9,867
Seacliff Construction Corp. +                              3,000         31,697
SNC-Lavalin Group Inc. +                                     600         30,974
The Churchill Corp., Class A* +                              900         16,583
TransCanada Corp.+                                           800         27,683
Westshore Terminals Income Fund +                            100          1,367
                                                                    -----------
                                                                        138,078
                                                                    -----------

France - 8.2%
-------------------------------------------------------------------------------
Aeroports de Paris +                                         100          8,044
Alstom SA +                                                  300         20,843
GDF Suez SA +                                                450         19,523
Suez Environnement Co. SA +                                  300          6,931
                                                                    -----------
                                                                         55,341
                                                                    -----------

India - 1.1%
-------------------------------------------------------------------------------
Larsen & Toubro Ltd. GDR +                                   200          7,251
                                                                    -----------

Italy - 5.9%
-------------------------------------------------------------------------------
Atlantia SpA +                                               500         12,997
Terna - Rete Elettrica Nazionale SpA +                     6,300         27,108
                                                                    -----------
                                                                         40,105
                                                                    -----------

Luxembourg - 3.5%
-------------------------------------------------------------------------------
SES SA +                                                   1,050         23,544
                                                                    -----------

Singapore - 2.6%
-------------------------------------------------------------------------------
Hyflux Ltd. +                                              7,000         17,581
                                                                    -----------

Spain - 5.1%
-------------------------------------------------------------------------------
Abertis Infraestructuras, SA +                               800         18,052
Red Electrica Corporacion SA +                               300         16,627
                                                                    -----------
                                                                         34,679
                                                                    -----------

Switzerland - 4.2%
-------------------------------------------------------------------------------
ABB Ltd.* +                                                1,500         28,688
                                                                    -----------

United Kingdom - 4.4%
-------------------------------------------------------------------------------
National Grid PLC +                                        2,750         30,060
                                                                    -----------

United States - 34.7%
--------------------------------------------------------------------------------
Aecom Technology Corp.*                                    1,050         28,875
American Tower Corp., Class A*                               450         19,444
Fluor Corp.                                                  450         20,268
ITC Holdings Corp.                                           350         18,231
Northeast Utilities                                        1,300         33,527
PG&E Corp.                                                   350         15,628
Questar Corp.                                                600         24,942
Spectra Energy Corp.                                       1,200         24,612
The Williams Cos., Inc.                                    1,300         27,404
URS Corp.*                                                   500         22,260
                                                                    -----------
                                                                        235,191
                                                                    -----------


                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments
(Continued)

Dynamic Infrastructure Fund
December 31, 2009 (Unaudited)

                                                                      Market
                                                                       Value
-------------------------------------------------------------------------------
Total Common Stocks
   (Cost $510,476)                                                  $   627,837
                                                                    -----------

                                                      Principal
                                                       Amount
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.8%
-------------------------------------------------------------------------------
PNC Bank Money Market Account,
     0.05%**, due 01/04/10                           $    46,160         46,160
                                                                    -----------

Total Short-Term Investments
   (Cost $46,160)                                                        46,160
                                                                    -----------

Total Investments - 99.5%
   (Cost $556,636)***                                                   673,997
Forward Foreign Exchange Contracts - (0.3)%
   (Unrealized depreciation)                                             (2,013)
Other Assets Less Liabilities - 0.8%                                      5,470
                                                                    -----------
NET ASSETS - 100.0%                                                 $   677,454
                                                                    ===========

     Forward Foreign Exchange Contracts as of 12/31/2009 were as follows:

Short Forward

---------------------------------------------------------------------
                                                         Unrealized
    Currency           Currency         Settlement      Appreciation/
   Purchased             Sold              Date         Depreciation
---------------------------------------------------------------------
USD        71,714   CAD       75,000     1/26/2010      $      (1,705)
USD        13,536   CHF       14,000     1/26/2010               (193)
USD        78,843   EUR       55,000     1/26/2010               (105)
USD        13,727   GBP        8,500     1/26/2010                (11)
USD         7,828   SGD       11,000     1/26/2010                  1
---------------------------------------------------------------------
Total Unrealized                                        $      (2,013)
                                                        =============

----------
  + Fair valued security. The aggregate value of fair valued securities is $392,646 comprising 57.96% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

GDR   Global Depositary Receipt.

  *   Non-income producing security.

 **   Current yield.

***   Aggregate cost is $556,636.

      Sector Allocation                               % of Net Assets
      -----------------                               ---------------
      Industrials                                             41.0%
      Utilities                                               32.5
      Energy                                                  12.8
      Consumer Discretionary                                   3.5
      Telecommunication Services                               2.9
      Cash and other                                           7.3
                                                         ----------
                                                             100.0%
                                                         ==========


                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments

Dynamic Contrarian Advantage Fund
December 31, 2009 (Unaudited)

                                                       Number of       Market
                                                        Shares         Value
-------------------------------------------------------------------------------
COMMON STOCKS - 95.1%
-------------------------------------------------------------------------------

Brazil - 3.1%
-------------------------------------------------------------------------------
Banco Santander Brasil SA                                  1,670    $    23,280
                                                                    -----------

Canada - 11.8%
-------------------------------------------------------------------------------
Bank of Nova Scotia                                          470         21,968
Brookfield Properties Corp.                                1,690         20,483
Cameco Corp.                                                 710         22,841
Suncor Energy Inc.                                           630         22,245
                                                                    -----------
                                                                         87,537
                                                                    -----------

France - 1.9%
-------------------------------------------------------------------------------
Unibail-Rodamco SE +                                          65         14,309
                                                                    -----------

Ireland - 4.8%
-------------------------------------------------------------------------------
Accenture PLC, Class A                                       860         35,690
                                                                    -----------

Israel - 6.5%
-------------------------------------------------------------------------------
Bezeq Israeli Telecommunication Corp., Ltd. +              9,800         24,675
Teva Pharmaceutical Industries Ltd. ADR                      410         23,034
                                                                    -----------
                                                                         47,709
                                                                    -----------

Italy - 5.7%
-------------------------------------------------------------------------------
Atlantia SpA +                                               900         23,395
Terna - Rete Elettrica Nazionale SpA +                     4,290         18,459
                                                                    -----------
                                                                         41,854
                                                                    -----------
Netherland Antilles - 5.0%
-------------------------------------------------------------------------------
Schlumberger Ltd.                                            570         37,101
                                                                    -----------

Sweden - 3.0%
-------------------------------------------------------------------------------
Atlas Copco AB, Class A +                                  1,530         22,359
                                                                    -----------

Switzerland - 5.9%
-------------------------------------------------------------------------------
Nestle SA +                                                  450         21,863
Roche Holding AG +                                           130         22,115
                                                                    -----------
                                                                         43,978
                                                                    -----------

United Kingdom - 5.9%
-------------------------------------------------------------------------------
BHP Billiton PLC +                                           940         30,026
Bunzl PLC +                                                1,250         13,551
                                                                    -----------
                                                                         43,577
                                                                    -----------

United States - 41.5%
-------------------------------------------------------------------------------
Baxter International Inc.                                    260         15,257
Comcast Corp., Class A                                       830         13,994
Emerson Electric Co.                                         400         17,040
Microsoft Corp.                                            1,210         36,893
Nike, Inc., Class B                                          230         15,196
Norfolk Southern Corp.                                       410         21,491
Occidental Petroleum Corp.                                   450         36,607
Oracle Corp.                                               1,560         38,282
Philip Morris International Inc.                             440         21,204
Royal Gold, Inc.                                             460         21,666

                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments
(Continued)

Dynamic Contrarian Advantage Fund
December 31, 2009 (Unaudited)

                                                       Number of      Market
                                                         Shares        Value
-------------------------------------------------------------------------------
United States (continued)
-------------------------------------------------------------------------------
Simon Property Group, Inc.                                   231    $    18,442
The Coca-Cola Co.                                            270         15,390
Visa Inc. Class A                                            410         35,859
                                                                    -----------
                                                                        307,321
                                                                    -----------

Total Common Stocks
   (Cost $589,406)                                                      704,715
                                                                    -----------

                                       Number of   Expiration Date/
                                       contracts   Exercise Price
-------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.4%
-------------------------------------------------------------------------------
SPDR Trust Series 1                        2          Dec.10/$105         1,570
PowerShares QQQ                            5          Jan.11/$42          1,475

Total Put Options Purchased                                         -----------
   (Cost $3,442)                                                          3,045
                                                                    -----------

                                                      Principal
                                                        Amount
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.9%
-------------------------------------------------------------------------------
PNC Bank Money Market Account,
    0.05%*, due 01/04/2010                           $    28,864         28,864
                                                                    -----------

Total Short-Term Investments
   (Cost $28,864)                                                        28,864
                                                                    -----------

Total Investments - 99.4%
   (Cost $621,712)**                                                    736,624
Put Options Written - (0.1)%
   (Premiums received $1,084)                                              (914)
Forward Foreign Exchange Contracts - 0.3%
   (Unrealized appreciation)                                              1,928
Other Assets Less Liabilities - 0.4%                                      3,113
                                                                    -----------
NET ASSETS - 100.0%                                                 $   740,751
                                                                    ===========

Put Options Written as of 12/31/2009 were as follows:

--------------   --------------------    -------------------   -----------------
  Number of                              Expiration Date              Market
  Contracts      Put Options Written     /Exercise Price               Value
--------------   --------------------    -------------------   -----------------
            2    SPDR Trust Series 1     Dec.10/$80                $         424
            5    PowerShares QQQ         Jan.11/$33                          490
--------------   --------------------    ------------------        -------------
Total (Premiums received $1,084)                                   $         914
                                                                   =============

Forward Foreign Exchange Contracts as of 12/31/2009 were as follows:

Long Forward

---------------------- ------------------ ----------------- --------------------
                                                                  Unrealized
      Currency              Currency        Settlement           Appreciation/
     Purchased                Sold             Date               Depreciation
---------------------- ------------------ ----------------- --------------------

EUR             5,000   USD        7,168     1/12/2010                     (245)
GBP            13,400   USD       21,642     1/12/2010                     (192)
---------------------- ------------------ ----------------- --------------------
Total Unrealized                                                $          (437)
                                                                ===============

Short Forward

---------------------- ------------------ ----------------- --------------------
                                                                  Unrealized
      Currency              Currency        Settlement           Appreciation/
     Purchased                Sold             Date               Depreciation
---------------------- ------------------ ----------------- --------------------
USD            21,559   CHF       22,300     1/12/2010          $           314
USD            34,405   EUR       24,000     1/12/2010                    1,246
USD            54,105   GBP       33,500     1/12/2010                      511
USD            11,961   ILS       45,300     1/12/2010                      181
USD             5,591   SEK       40,000     1/12/2010                      113
---------------------- ------------------ ----------------- --------------------
Total Unrealized                                                $         2,365
                                                                ===============

----------
  + Fair valued security. The aggregate value of fair valued securities is $190,752 comprising 25.77% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

ADR   American Depositary Receipt.

  *   Current yield.

 **   Aggregate cost is $621,712.


                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments
(Continued)

Dynamic Contrarian Advantage Fund
December 31, 2009 (Unaudited)

Sector Allocation                                    % of Net Assets
-----------------                                    ---------------
Information Technology                                          19.8%
Energy                                                          16.0
Financial                                                       13.3
Industrials                                                     13.2
Health Care                                                      8.2
Consumer Staples                                                 7.9
Materials                                                        7.0
Consumer Discretionary                                           3.9
Telecommunication Services                                       3.3
Utilities                                                        2.5
Cash and other                                                   4.9
                                                     ----------------
                                                               100.0%
                                                     ================


                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments

Dynamic Discovery Fund
December 31, 2009 (Unaudited)

                                                      Number of       Market
                                                        Shares         Value
-------------------------------------------------------------------------------
COMMON STOCKS - 96.5%
-------------------------------------------------------------------------------
Austria - 3.0%
-------------------------------------------------------------------------------
ANDRITZ AG +                                                 340    $    19,629
                                                                    -----------

Brazil - 3.0%
-------------------------------------------------------------------------------
Compagnia Vale do Rio Doce, Preferred Class A +              790         19,564
                                                                    -----------

Canada - 7.2%
-------------------------------------------------------------------------------
Bank of Nova Scotia                                          400         18,696
CI Financial Corp.+                                          700         14,725
Research In Motion Ltd.*                                     200         13,508
                                                                    -----------
                                                                         46,929
                                                                    -----------

France - 8.8%
-------------------------------------------------------------------------------
JC Decaux SA* +                                              700         16,972
Pernod Ricard SA +                                           265         22,763
Vallource SA +                                               100         18,189
                                                                    -----------
                                                                         57,924
                                                                    -----------

Germany - 3.0%
-------------------------------------------------------------------------------
Wincor Nixdorf AG +                                          290         19,781
                                                                    -----------

Ireland - 5.1%
-------------------------------------------------------------------------------
Accenture PLC, Class A                                       800         33,200
                                                                    -----------

Israel - 8.9%
-------------------------------------------------------------------------------
Frutarom Industries Ltd. +                                 2,500         20,752
Strauss Group Ltd. +                                       1,600         23,825
Teva Pharmaceutical Industries Ltd. ADR                      250         14,045
                                                                    -----------
                                                                         58,622
                                                                    -----------

Italy - 3.8%
-------------------------------------------------------------------------------
Newron Pharmaceuticals SpA* +                                600         10,855
Terna - Rete Elettrica Nazionale SpA +                     3,200         13,769
                                                                    -----------
                                                                         24,624
                                                                    -----------
Switzerland - 12.0%
-------------------------------------------------------------------------------
Rieter Holding AG* +                                          90         20,239
Schindler Holding AG, Participation Certificates +           210         16,110
Schweiter Technologies AG +                                   80         42,011
                                                                    -----------
                                                                         78,360
                                                                    -----------

United Kingdom - 3.8%
-------------------------------------------------------------------------------
The Weir Group PLC +                                       2,200         25,218
                                                                    -----------

United States - 37.9%
-------------------------------------------------------------------------------
Apache Corp.                                                 370         38,173
Cisco Systems, Inc.*                                       1,000         23,940
Dresser-Rand Group Inc.*                                     560         17,702
Globe Specialty Metals Inc.*                               2,200         20,680
Lorillard, Inc.                                              140         11,232
National Oilwell Varco Inc.                                  280         12,345
Occidental Petroleum Corp.                                   480         39,048
Oracle Corp.                                               1,360         33,374
Royal Gold, Inc.                                             340         16,014
Visa Inc., Class A                                           410         35,859
                                                                    -----------
                                                                        248,367
                                                                    -----------

Total Common Stocks
   (Cost $496,205)                                                      632,218
                                                                    -----------


                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments
(Continued)

Dynamic Discovery Fund
December 31, 2009 (Unaudited)

                                                       Number of      Market
                                                         Shares       Value
-------------------------------------------------------------------------------
WARRANTS - 0.6%
-------------------------------------------------------------------------------
Canada - 0.6%
-------------------------------------------------------------------------------
Kinross Gold Corp., Expire 09/03/13*                       1,050    $     3,986
                                                                    -----------

Total Warrants
   (Cost $4,292)                                                          3,986
                                                                    -----------

                                      Number of    Expiration Date/
                                      contracts    Exercise Price
-------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.4%
-------------------------------------------------------------------------------
SPDR Trust Series 1                       2         Dec.10/$105           1,570
PowerShares QQQ                           4          Jan.11/$42           1,180

Total Put Options Purchased                                        ------------
   (Cost $3,110)                                                          2,750
                                                                   ------------

                                                     Principal
                                                       Amount
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.8%
-------------------------------------------------------------------------------
PNC Bank Money Market Account,
     0.05%**, due 01/04/2010                         $    11,961         11,961
                                                                    -----------

Total Short-Term Investments
   (Cost $11,961)                                                        11,961
                                                                    -----------

Total Investments - 99.2%
     (Cost $515,568)***                                                 650,915
Put Options Written ++ - (0.1)%
   (Premiums received $974)                                                (816)
Forward Foreign Exchange Contracts - 0.5%
     (Unrealized appreciation)                                            3,409
Other Assets Less Liabilities - 0.4%                                      2,334
                                                                    -----------
NET ASSETS - 100.0%                                                 $   655,842
                                                                    ===========

Put Options Written as of 12/31/2009 were as follows:

--------------   --------------------    ------------------       -------------
  Number of                              Expiration Date/            Market
  Contracts      Put Options Written     Exercise Price              Value
--------------   --------------------    --------------------------------------
            2    SPDR Trust Series 1     Dec.10/$80               $         424
            4    PowerShares QQQ         Jan.11/$33                         392
--------------   --------------------    ------------------       -------------
Total (Premiums received $974)                                    $         816
                                                                  =============

Forward Foreign Exchange Contracts as of 12/31/2009 were as follows:

Short Forward

----------------------  --------------------  ----------------  ---------------
                                                                  Unrealized
     Currency                Currency            Settlement      Appreciation/
     Purchased                 Sold                 Date         Depreciation
----------------------  --------------------  ----------------  ---------------
USD             4,769   CAD           5,000       1/12/2010     $           (29)
USD            45,469   CHF          47,000       1/12/2010                 824
USD            51,650   EUR          36,000       1/12/2010               1,988
USD            19,538   GBP          12,100       1/12/2010                 213
USD            20,168   ILS          76,400       1/12/2010                 413
----------------------  --------------------  ----------------  ---------------
Total Unrealized                                                $         3,409
                                                                ===============

----------
  + Fair valued security. The aggregate value of fair valued securities is $304,402 comprising 46.41% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

ADR   American Depositary Receipt.

  *   Non-income producing security.

 **   Current yield.

***   Aggregate cost is $515,568.

      Sector Allocation                                  % of Net Assets
      -----------------                                  ---------------
      Information Technology                                     24.3%
      Industrials                                                18.5
      Energy                                                     16.4
      Materials                                                  12.3
      Consumer Staples                                            8.8
      Consumer Discretionary                                      5.7
      Financial                                                   5.1
      Health Care                                                 3.8
      Utilities                                                   2.1
      Cash and other                                              3.0
                                                         ------------
                                                                100.0%
                                                         ============


                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments

Dynamic Gold and Precious Metals Fund
December 31, 2009 (Unaudited)

                                                       Number of        Market
                                                        Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS - 91.0%
--------------------------------------------------------------------------------
Australia - 11.5%
--------------------------------------------------------------------------------
Andean Resources Ltd.* +                                  25,800     $    59,205
Perseus Mining Ltd.* +                                    15,000          23,558
Sandfire Resources NL* +                                     800           2,619
Silver Lake Resources Ltd.* +                              2,500           2,348
                                                                     -----------
                                                                          87,730
                                                                     -----------

Canada - 72.4%
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                      560          30,240
Alamos Gold Inc.* +                                        3,300          39,631
ATAC Resources Ltd.*+                                      1,400           1,914
Aurizon Mines Ltd.* +                                      6,800          30,754
Barrick Gold Corp.                                           700          27,566
Brett Resources Inc.* +                                    7,300          12,424
Clifton Star Resources Inc.* +                               900           3,855
Eldorado Gold Corp.*                                       2,500          35,425
International Tower Hill Mines Ltd.*                       3,850          27,335
Keegan Resources Inc.* +                                   4,550          28,844
Kinross Gold Corp.                                         1,400          25,760
Kirkland Lake Gold Inc.* +                                 1,400          11,994
Osisko Mining Corp.* +                                     5,000          40,446
Premier Gold Mines Ltd.* +                                10,000          39,968
Rainy River Resources Ltd.* +                             10,000          38,055
Red Back Mining Inc.* +                                    3,500          50,198
Romarco Minerals Inc.* +                                     700           1,171
Sabina Silver Corp.* +                                     7,500           8,892
San Gold Corp.* +                                         25,000          87,250
StrikePoint Gold Inc.* +                                  25,000           9,562
Unigold Inc.* +                                           10,000           2,582
                                                                     -----------
                                                                         553,866
                                                                     -----------

United States - 7.1%
--------------------------------------------------------------------------------
Allied Nevada Gold Corp.*                                  2,000          30,368
Royal Gold, Inc.                                             500          23,550
                                                                     -----------
                                                                          53,918
                                                                     -----------

Total Common Stocks
   (Cost $455,456)                                                       695,514
                                                                     -----------

GOLD CERTIFICATES - 7.2%
--------------------------------------------------------------------------------
Canadian Gold Certificates - 7.2%
--------------------------------------------------------------------------------
ScotiaBank Gold Certificates                                  50          54,848
                                                                     -----------

Total Gold Certificates
   (Cost $43,750)                                                         54,848
                                                                     -----------


                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments
(Continued)

Dynamic Gold and Precious Metals Fund
December 31, 2009 (Unaudited)

                                                      Principal         Market
                                                        Amount          Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.6%
--------------------------------------------------------------------------------
PNC Bank Money Market Account,
     0.05%**, due 01/04/2010                         $    12,380     $    12,380

Total Short-Term Investments
     (Cost $12,380)                                                       12,380
                                                                     -----------

Total Investments - 99.8%
     (Cost $511,586)***                                                  762,742
Other Assets Less Liabilities - 0.2%                                       1,889
                                                                     -----------
NET ASSETS - 100.0%                                                  $   764,631
                                                                     ===========

----------
  + Fair valued security. The aggregate value of fair valued securities is $495,270 comprising 64.77% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

  *   Non-income producing security.

 **   Current yield.

***   Aggregate cost is $511,586.

      Sector Allocation                                    % of Net Assets
      -----------------                                    ---------------
      Materials                                                        91.0%
      Gold                                                              7.2
      Cash and other                                                    1.8
                                                           ----------------
                                                                      100.0%
                                                           ================


                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments

Dynamic U.S. Growth Fund
December 31, 2009 (Unaudited)

                                                       Number of      Market
                                                         Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
--------------------------------------------------------------------------------
Consumer Discretionary - 28.9%
--------------------------------------------------------------------------------
Amazon.com, Inc.*                                            800    $   107,616
DreamWorks Animation SKG, Inc.*                            1,000         39,950
J. Crew Group, Inc.*                                       1,400         62,636
Netflix, Inc.*                                               600         33,084
priceline.com Inc.*                                          400         87,400
Urban Outfitters, Inc.*                                    1,800         62,982
                                                                    -----------
                                                                        393,668
                                                                    -----------

Health Care - 17.8%
--------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.*                               800         39,056
Cerner Corp.*                                                700         57,708
Human Genome Sciences, Inc*                                1,400         42,840
Intuitive Surgical, Inc*                                     200         60,664
Life Technologies Corp.*                                     800         41,784
                                                                    -----------
                                                                        242,052
                                                                    -----------

Industrials - 4.5%
--------------------------------------------------------------------------------
American Superconductor Corp.*                             1,500         61,350
                                                                    -----------

Information Technology - 48.1%
--------------------------------------------------------------------------------
Apple, Inc.*                                                 600        126,516
Atheros Communications, Inc.*                              1,400         47,936
Cree, Inc.*                                                1,000         56,370
F5 Networks, Inc.*                                         1,600         84,768
Google, Inc., Class A*                                       100         61,998
NetApp, Inc.*                                              2,200         75,658
Netlogic Microsystems, Inc.*                               1,300         60,138
Salesforce.com, Inc.*                                      1,000         73,770
VMware, Inc., Class A*                                     1,600         67,808
                                                                    -----------
                                                                        654,962
                                                                    -----------
Total Common Stocks
   (Cost $1,222,582)                                                  1,352,032
                                                                    -----------

                                                      Principal
                                                        Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 49.4%
--------------------------------------------------------------------------------
PNC Bank Money Market Account,
     0.05%**, due 01/04/2010                         $   671,577        671,577
                                                                    -----------

Total Short-Term Investments
     (Cost $671,577)                                                    671,577
                                                                    -----------

Total Investments - 148.7%
     (Cost $1,894,159)***                                             2,023,609
Liabilities in Excess of Other Assets - (48.7%)                        (663,195)
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 1,360,414
                                                                    ===========

----------
  *   Non-income producing security.

 **   Current Yield.

***   Aggregate cost is $1,894,159.

      Sector Allocation                         % of Net Assets
      -----------------                         ---------------
      Information Technology                             48.2%
      Consumer Discretionary                             28.9
      Health Care                                        17.8
      Industrials                                         4.5
      Financials                                          0.0
      Consumer Staples                                    0.0
      Utilities                                           0.0
      Energy                                              0.0
      Materials                                           0.0
      Telecommunication Services                          0.0
      Cash and other                                      0.6
                                                 -------------
                                                        100.0%
                                                 =============


                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments

Dynamic Energy Income Fund
December 31, 2009 (Unaudited)

                                                      Number of         Market
                                                    Shares/Units        Value
--------------------------------------------------------------------------------
COMMON STOCKS - 93.1%
--------------------------------------------------------------------------------
Canada - 89.6%
--------------------------------------------------------------------------------
AltaGas Income Trust* +                                    1,800    $    32,357
ARC Energy Trust*+                                         3,400         64,824
Baytex Energy Trust*+                                      2,300         65,315
Bonavista Energy Trust*+                                   3,000         63,967
Canadian Oil Sands Trust*+                                 2,300         65,777
Crescent Point Energy Corp.+                               1,700         64,190
Daylight Resources Trust*+                                 3,700         36,050
Enerplus Resources Fund*+                                  1,400         32,408
Fort Chicago Energy Partners LP, Class A+                  3,400         32,444
Freehold Royalty Trust*+                                   1,100         15,871
Keyera Facilities Income Fund*+                            1,512         35,373
NAL Oil & Gas Trust*+                                      2,700         35,472
Northland Power Income Fund*+                              3,200         36,533
Pembina Pipeline Income Fund*+                             2,100         35,179
Progress Energy Resources Corp.+                           1,200         16,236
Vermilion Energy Trust*+                                   2,100         65,097
Zargon Energy Trust*+                                      2,000         36,812
                                                                    -----------
                                                                        733,905
                                                                    -----------
United States - 3.5%
--------------------------------------------------------------------------------
Spectra Energy Corp.                                       1,400         28,714
                                                                    ------------

Total Common Stocks
   (Cost $654,552)                                                      762,619
                                                                    -----------

                                                      Principal
                                                       Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 18.0%
--------------------------------------------------------------------------------
PNC Bank Money Market
 Account, 0.05%**, due 01/04/2010                    $   147,802        147,802
                                                                    -----------

Total Short-Term Investments
   (Cost $147,802)                                                      147,802
                                                                    -----------

Total Investments - 111.1%
   (Cost $802,354)***                                                   910,421
Liabilities in Excess of Other Assets - (11.1%)                         (91,026)
                                                                    -----------
NET ASSETS - 100.0%                                                 $   819,395
                                                                    ===========

----------
  + Fair valued security. The aggregate value of fair valued securities is $733,905 comprising 89.6% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

  *   Denoted in units.

 **   Current yield.

***   Aggregate cost is $802,354.

      Sector Allocation                        % of Net Assets
      -----------------                        ---------------
      Energy                                              88.6%
      Utilities                                            4.5
      Telecommunication Services                           0.0
      Financials                                           0.0
      Cash and other                                       6.9
                                                --------------
                                                         100.0%
                                                ==============


                      See Notes to Schedule of Investments

         DundeeWealth Funds (formerly known as BHR Institutional Funds)
         Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,
      Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic
                 U.S. Growth Fund and Dynamic Energy Income Fund
                        Notes to Schedule of Investments
                          December 31, 2009 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over- the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities which are primarily traded in foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Securities which are primarily traded in Latin American or South American markets are valued each day at approximately the time of close of regular trading on the New York Stock Exchange. When the New York Stock Exchange is open, but the foreign market in which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the Fair Value Pricing Procedures adopted by the Board of Trustees) using the prevailing exchange rate.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If Goodman & Company NY, Ltd.'s (the "Sub-Adviser" or "Goodman") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in worse positions than if they had not used such strategies.

The Funds are subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other

                               DundeeWealth Funds
         Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,
      Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic
                 U.S. Growth Fund and Dynamic Energy Income Fund
                  Notes to Schedule of Investments (Continued)
                          December 31, 2009 (Unaudited)

risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as commodity pool operators under the CEA.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on DundeeWealth US, LP's ( the "Adviser" or "DundeeWealth US") or Goodman's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures,
(iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds' exposures to price fluctuations, while others tend to increase their market exposure.

There were no open futures contracts or options on futures at December 31, 2009 for any of the Funds.

Forward Foreign Exchange Contracts - The Funds may engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and "cash" trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise desire, to the possible detriment of a Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a Fund.

Forward foreign exchange contracts for the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, and Dynamic Discovery Fund at December 31, 2009 are presented within the Schedule of Investments. These open derivative instruments as of December 31, 2009 are also indicative of activity for the year ended September 30, 2009.

Options - The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by each Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option

                               DundeeWealth Funds
         Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,
      Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic
                 U.S. Growth Fund and Dynamic Energy Income Fund
                  Notes to Schedule of Investments (Continued)
                          December 31, 2009 (Unaudited)

on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Option positions for the Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund at December 31, 2009 are presented within the Schedule of Investments. These open derivative instruments as of December 31, 2009 are also indicative of activity for the year ended September 30, 2009.

The following is a table summarizing the fair value of derivatives held at December 31, 2009 by primary risk exposure:

                                                                                    Asset Derivatives
                                                                   --------------------------------------------
                                           Total Value at                                         Foreign
                                          December 31, 2009        Equity Contracts          Exchange Contracts
---------------------------------------------------------------------------------------------------------------
Dynamic Infrastructure Fund                $            --           $          --             $            --

Dynamic Contrarian Advantage Fund          $      2,365.00           $          --             $      2,365.00

Dynamic Discovery Fund                     $      3,409.00           $          --             $      3,409.00
                                           --------------------------------------------------------------------
Total                                      $      5,774.00           $          --             $      5,774.00
                                           ====================================================================

                                                                                  Liability Derivatives
                                                                   --------------------------------------------
                                           Total Value at                                          Foreign
                                          December 31, 2009        Equity Contracts          Exchange Contracts
---------------------------------------------------------------------------------------------------------------
Dynamic Infrastructure Fund                $     (2,013.00)          $          --             $     (2,013.00)

Dynamic Contrarian Advantage Fund          $     (1,351.00)          $     (914.00)            $       (437.00)

Dynamic Discovery Fund                     $       (816.00)          $     (816.00)            $            --
                                           --------------------------------------------------------------------
Total                                      $     (4,180.00)          $   (1,730.00)            $     (2,450.00)
                                           ====================================================================

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds' investments as of December 31, 2009 is as follows:


                                                                   Dynamic             Dynamic                      Dynamic Gold &
                                                               Infrastructure       Contrarian         Dynamic      Precious Metals
                                                                    Fund          Advantage Fund   Discovery Fund         Fund
                                                               --------------     --------------   --------------   ---------------
Level 1: Quoted Prices
 Common Stocks Market Value:
   Brazil                                                                 --         $  23,280               --
   Canada                                                                 --            87,537        $  32,204        $ 146,326
   Ireland                                                                --            35,690           33,200               --
   Israel                                                                 --            23,034           14,045               --
   Netherland Antilles                                                    --            37,101               --               --
   United States                                                   $ 235,191           307,321          248,367           53,918
 Gold Certificates Market Value:
   Canadian Gold Certificates                                             --                --               --           54,848
 Warrants Market Value:
   Canada                                                                 --                --            3,986               --
 Short-term Investments Market Value:                                 46,160            28,864           11,961           12,380
-----------------------------------------------------------------------------------------------------------------------------------
Total Level 1 Market Value of Investments                          $ 281,351         $ 542,827        $ 343,763        $ 267,472
-----------------------------------------------------------------------------------------------------------------------------------

Level 2: Other Significant Observable Inputs
 Common Stocks Market Value:
   Australia                                                              --                --               --        $  87,730
   Austria                                                         $  17,319                --        $  19,629               --
   Brazil                                                                 --                --           19,564               --
   Canada                                                            138,078                --           14,725          407,540
   France                                                             55,341         $  14,309           57,924               --
   Germany                                                                --                --           19,781               --
   India                                                               7,251                --               --               --
   Israel                                                                 --            24,675           44,577               --
   Italy                                                              40,105            41,854           24,624               --
   Luxembourg                                                         23,544                --               --               --
   Singapore                                                          17,581                --               --               --
   Spain                                                              34,679                --               --               --
   Sweden                                                                 --            22,359               --               --
   Switzerland                                                        28,688            43,978           78,360               --
   United Kingdom                                                     30,060            43,577           25,218               --
 Options Purchased Market Value                                           --             3,045            2,750               --
-----------------------------------------------------------------------------------------------------------------------------------
Total Level 2 Market Value of Investments                          $ 392,646         $ 193,797        $ 307,152        $ 495,270
-----------------------------------------------------------------------------------------------------------------------------------

Total Market Value of Investments                                  $ 673,997         $ 736,624        $ 650,915        $ 762,742

Level 2: Other Significant Observable Inputs
 Other Financial Instruments Unrealized Appreciation: *
  Forward Foreign Exchange Contracts                               $       1         $   2,365        $   3,438               --
 Other Financial Instruments Unrealized Depreciation: *
  Put Options Written                                                     --              (914)            (816)              --
  Forward Foreign Exchange Contracts                                  (2,014)             (437)             (29)              --
-----------------------------------------------------------------------------------------------------------------------------------
Total Level 2 Unrealized Appreciation/
 Depreciation of Other Financial Instruments                       $  (2,013)        $   1,014        $   2,593        $      --
-----------------------------------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments, such as futures, forwards, and options which are valued at the unrealized appreciation/depreciation of the investment.

To adjust for the time difference between local market close and the calculation of the net asset value, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

                                                         Dynamic U.S.        Dynamic Energy
                                                         Growth Fund *       Income Fund **
Level 1 - Quoted Prices                                   $ 2,023,609          $   176,516
Level 2 - Other Significant Observable Inputs                      --              733,905
                                                          -----------          -----------
Total Market Value of Investments                         $ 2,023,609          $   910,421
                                                          -----------          -----------

* Level 1 securities for Dynamic U.S. Growth Fund consist of common stocks and the PNC Bank Money Market Account as disclosed in the Schedule of Investments.

** Level 1 securities for Dynamic Energy Income Fund are Spectra Energy Corp. and the PNC Bank Money Market Account as disclosed in the Schedule of Investments. Level 2 securities consist of Canadian common stocks as disclosed in the Schedule of Investments.

There were no Level 3 investments held at September 30, 2009 or December 31, 2009 for any of the Dynamic Funds.

DundeeWealth Funds

         Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,
      Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic
                 U.S. Growth Fund and Dynamic Energy Income Fund
                  Notes to Schedule of Investments (Continued)
                          December 31, 2009 (Unaudited)

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2009.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at December 31, 2009 for the Funds, are as follows:

                                                                                                        Net
                                                                                                    Unrealized
                                                  Cost/         Unrealized         Unrealized      Appreciation/
      Fund                                      Premiums       Appreciation       Depreciation     Depreciation
----------------------------------------------------------------------------------------------------------------
Dynamic Infrastructure Fund
     Investments                               $  556,636        $  118,521        $   (1,160)      $  117,361
     Forward foreign exchange contracts                --                 1            (2,014)          (2,013)
Dynamic Contrarian Advantage Fund
     Investments                                  621,712           116,198            (1,286)         114,912
     Written options                                1,084               170                --              170
     Forward foreign exchange contracts                --             2,448              (520)           1,928
Dynamic Discovery Fund
     Investments                                  515,568           137,077            (1,730)         135,347
     Written options                                  974               158                --              158
     Forward foreign exchange contracts                --             3,438               (29)           3,409
Dynamic Gold & Precious Metals Fund               511,586           253,676            (2,520)         251,156
Dynamic U.S. Growth Fund                        1,894,159           130,087              (637)         129,450
Dynamic Energy Income Fund                        802,354           108,159               (92)         108,067

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

JOHCM International Select Fund
December 31, 2009 (Unaudited)

                                                       Number of        Market
                                                         Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.4%
--------------------------------------------------------------------------------
Australia - 5.1%
--------------------------------------------------------------------------------
Ausenco Ltd. +                                           100,770     $   406,569
OZ Minerals, Ltd.* +                                     408,431         427,075
                                                                     -----------
                                                                         833,644
                                                                     -----------
Bermuda - 2.4%
--------------------------------------------------------------------------------
Seadrill Ltd. +                                           15,891         402,525
                                                                     -----------

Brazil - 2.5%
--------------------------------------------------------------------------------
Petroleo Brasileiro SA ADR                                 8,783         418,773
                                                                     -----------

Canada - 2.5%
--------------------------------------------------------------------------------
Equinox Minerals Ltd.* +                                 108,594         415,443
                                                                     -----------

Cayman Islands - 2.5%
--------------------------------------------------------------------------------
Subsea 7 Inc. * +                                         24,681         410,537

China - 10.1%
--------------------------------------------------------------------------------
Zhaojin Mining Industry Co. Ltd., Class H +              208,000         410,794
Zhuzhou CSR Times Electric Co. Ltd., Class H +           209,000         424,949
Zijin Mining Group Co. Ltd., Class H +                   426,000         403,128
ZTE Corp., Class H +                                      68,800         420,356
                                                                     -----------
                                                                       1,659,227
                                                                     -----------

France - 2.7%
--------------------------------------------------------------------------------
Etam Developpement SA* +                                  17,551         444,323
                                                                     -----------

Germany - 12.3%
--------------------------------------------------------------------------------
Biotest AG +                                               7,878         389,388
Deutsche Boerse AG +                                       5,005         416,122
Freenet AG* +                                             30,118         405,010
Infineon Technologies AG* +                               75,534         416,990
Symrise AG+                                               18,347         393,662
                                                                     -----------
                                                                       2,021,172
                                                                     -----------

Indonesia - 5.1%
--------------------------------------------------------------------------------
PT Bank Rakyat Indonesia +                               514,000         415,322
PT United Tractors Tbk +                                 252,728         417,871
                                                                     -----------
                                                                         833,193
                                                                     -----------

Ireland - 2.5%
--------------------------------------------------------------------------------
Experian plc +                                            40,864         403,965
                                                                     -----------

Japan - 9.6%
--------------------------------------------------------------------------------
DENKI KAGAKU KOGYO KABUSHIKI KAISHA +                     84,000         375,644
Japan Securities Finance Co., Ltd. +                      55,200         422,813
Osaka Securities Exchange Co., Ltd. +                         83         393,554
Sysmex Corp. +                                             7,500         391,453
                                                                     -----------
                                                                       1,583,464
                                                                     -----------

Luxembourg - 2.5%
--------------------------------------------------------------------------------
Acergy SA +                                               26,100         411,568
                                                                     -----------

Netherlands - 9.9%
--------------------------------------------------------------------------------
CSM NV +                                                  15,460         407,123
Delta Lloyd NV* +                                         16,915         410,526
Koninklijke (Royal) KPN NV +                              23,917         405,672
Wolters Kluwer NV +                                       18,212         399,173
                                                                     -----------
                                                                       1,622,494
                                                                     -----------
Norway - 5.0%
--------------------------------------------------------------------------------
Petroleun Geo-Services ASA* +                             35,761         406,094
Statoil ASA +                                             16,400         409,078
                                                                     -----------
                                                                         815,172

Switzerland - 7.7%
--------------------------------------------------------------------------------
Dufry AG* +                                                6,163         418,202
STMicroelectronics NV +                                   46,256         419,426
Temenos Group AG* +                                       16,398         423,035
                                                                     -----------
                                                                       1,260,663
                                                                     -----------


                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments
(Continued)

JOHCM International Select Fund
December 31, 2009 (Unaudited)

                                                       Number of       Market
                                                         Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS (Continued)
--------------------------------------------------------------------------------
Turkey - 2.5%
--------------------------------------------------------------------------------
Albaraka Turk +                                          274,240     $   404,402
                                                                     -----------

United Kingdom - 10.1%
--------------------------------------------------------------------------------
Intermediate Capital Group PLC +                          94,289         416,943
Kier Group PLC +                                          25,348         420,592
Man Group PLC +                                           83,258         409,551
Tate & Lyle PLC +                                         58,906         409,674
                                                                     -----------
                                                                       1,656,760
                                                                     -----------

United States - 2.4%
--------------------------------------------------------------------------------
Virgin Media, Inc.                                        23,792         400,419
                                                                     -----------

Total Common Stocks
   (Cost $15,192,111)                                                 15,997,744
                                                                     -----------

                                                     Principal
                                                       Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.5%
--------------------------------------------------------------------------------
PNC Bank Money Market Account,
     0.05%**, due 01/04/10                           $   410,242         410,242
                                                                     -----------

Total Short-Term Investments
   (Cost $410,242)                                                       410,242
                                                                     -----------

Total Investments - 99.9%
   (Cost $15,602,353)***                                              16,407,986
Other Assets Less Liabilities - 0.1%                                      11,720
                                                                     -----------
NET ASSETS - 100.0%                                                  $16,419,706
                                                                     ===========

----------
  + Fair valued security. The aggregate value of fair valued securities is $15,178,552 comprising 92.44% of net assets, which were valued pursuant to guidelines established by the Board of Trustees. ADR American Depositary Receipt.

  *   Non-income producing security.

 **   Current yield.

***   Aggregate cost is $15,602,353.

      Sector Allocation                                % of Net Assets
      -----------------                                ---------------
      Financials                                                 20.0%
      Energy                                                     15.0
      Materials                                                  14.8
      Industrials                                                12.6
      Information Technology                                     10.2
      Consumer Discretionary                                     10.1
      Consumer Staples                                            5.0
      Telecommunications                                          4.9
      Health Care                                                 4.8
      Cash and other                                              2.6
                                                          -----------
                                                                100.0%
                                                          ===========


                      See Notes to Schedule of Investments

         DundeeWealth Funds (formerly known as BHR Institutional Funds)
                         JOHCM International Select Fund
                        Notes to Schedule of Investments
                          December 31, 2009 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities which are primarily traded in foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Securities which are primarily traded in Latin American or South American markets are valued each day at approximately the time of close of regular trading on the New York Stock Exchange. When the New York Stock Exchange is open, but the foreign market in which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the Fair Value Pricing Procedures adopted by the Board of Trustees) using the prevailing exchange rate.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If JO Hambro Capital Management Ltd.'s (the "Sub-Adviser" or "JO Hambro") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has

                               DundeeWealth Funds
                         JOHCM International Select Fund
                  Notes to Schedule of Investments (Continued)
                          December 31, 2009 (Unaudited)

filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on DundeeWealth US, LP's ( the "Adviser" or "DundeeWealth US") or JO Hambro's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures,
(iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

There were no open futures contracts or options on futures at December 31, 2009.

Forward Foreign Exchange Contracts - The Fund may engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and "cash" trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise recommend, to the possible detriment of a fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a fund.

There were no open forward foreign exchange contracts at December 31, 2009.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them;

                               DundeeWealth Funds
                         JOHCM International Select Fund
                  Notes to Schedule of Investments (Continued)
                          December 31, 2009 (Unaudited)

(iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

There were no open options contracts at December 31, 2009.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund's investments as of December 31, 2009 is as follows:

Level 1: Quoted Prices
   Common Stocks Market Value:
         Brazil                                                      $   418,773
         United States                                                   400,419
   Short-term Investments Market Value:                                  410,242
--------------------------------------------------------------------------------
Total Level 1 Market Value of Investments                            $ 1,229,434
--------------------------------------------------------------------------------

Level 2: Other Significant Observable Inputs
   Common Stocks Market Value:
         Australia                                                   $   833,644
         Bermuda                                                         402,525
         Canada                                                          415,443
         Cayman Islands                                                  410,537
         China                                                         1,659,227
         France                                                          444,323
         Germany                                                       2,021,172
         Indonesia                                                       833,193
         Ireland                                                         403,965
         Japan                                                         1,583,464
         Luxembourg                                                      411,568
         Netherlands                                                   1,622,494
         Norway                                                          815,172
         Switzerland                                                   1,260,663
         Turkey                                                          404,402
         United Kingdom                                                1,656,760
--------------------------------------------------------------------------------
Total Level 2 Market Value of Investments                            $15,178,552
--------------------------------------------------------------------------------
Total Market Value of Investments                                    $16,407,986
================================================================================

There were no Level 3 investments held at September 30, 2009 or December 31,
2009.

To adjust for the time difference between local market close and the calculation of the net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2009.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at December 31, 2009 for the Fund, are as follows:

                                                                                                           Net
                                                                     Unrealized        Unrealized      Unrealized
                                                      Cost          Appreciation      Depreciation    Appreciation
------------------------------------------------------------------------------------------------------------------
JOHCM International Select Fund                   $ 15,192,111      $  1,057,571      $  (251,938)     $  805,633

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund
December 31, 2009 (Unaudited)

                                                       Number of       Market
                                                         Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
--------------------------------------------------------------------------------
Consumer Discretionary - 28.0%
--------------------------------------------------------------------------------
Amazon.com, Inc.*                                            393     $    52,866
Apollo Group, Inc., Class A*                                 494          29,927
AutoZone, Inc.*                                              497          78,561
Bed Bath & Beyond Inc.*                                    1,052          40,639
Darden Restaurants, Inc.                                   4,954         173,737
Family Dollar Stores, Inc.                                 2,615          72,775
H&R Block Inc.                                             1,834          41,485
O'Reilly Automotive, Inc.*                                   802          30,572
Pulte Homes, Inc.*                                         3,326          33,260
RadioShack Corp.                                           9,732         189,774
The Home Depot, Inc.                                       5,593         161,806
Wyndham Worldwide Corp.                                   17,959         362,233
                                                                     -----------
                                                                       1,267,635
                                                                     -----------

Consumer Staples - 0.9%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                        718          38,377
                                                                     -----------

Energy - 21.6%
--------------------------------------------------------------------------------
ConocoPhillips                                             3,102         158,419
Marathon Oil Corp.                                         6,278         195,998
Southwestern Energy Co.*                                   1,364          65,745
Sunoco, Inc.                                               6,095         159,080
Tesoro Corp.                                              19,382         262,626
Valero Energy Corp.                                        7,934         132,895
                                                                     -----------
                                                                         974,763
                                                                     -----------

Financials - 0.8%
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                  2,487          34,147
                                                                     -----------

Health Care - 6.8%
--------------------------------------------------------------------------------
Amgen Inc.*                                                  652          36,884
Celgene Corp.*                                               735          40,925
Gilead Sciences, Inc.*                                       809          35,013
UnitedHealth Group, Inc.                                   6,419         195,651
                                                                     -----------
                                                                         308,473
                                                                     -----------

Industrials - 17.8%
--------------------------------------------------------------------------------
Goodrich Corp.                                             3,204         205,857
Ingersoll-Rand plc                                         6,744         241,031
L-3 Communications Holdings, Inc.                          1,954         169,900
Ryder System, Inc.                                         4,602         189,464
                                                                     -----------
                                                                         806,252
                                                                     -----------

Information Technology - 4.5%
--------------------------------------------------------------------------------
McAfee, Inc. *                                               778          31,563
Xerox Corp.                                               20,470         173,176
                                                                     -----------
                                                                         204,739
                                                                     -----------

                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments
(Continued)

Mount Lucas U.S. Focused Equity Fund
December 31, 2009 (Unaudited)

                                                       Number of       Market
                                                         Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS (Continued)
--------------------------------------------------------------------------------
Materials - 15.0%
--------------------------------------------------------------------------------
Eastman Chemical Co.                                       4,168     $   251,080
The Dow Chemical Co.                                       7,721         213,331
United States Steel Corp.                                  3,898         214,858
                                                                     -----------
                                                                         679,269
                                                                     -----------

Telecommunication Services - 3.3%
--------------------------------------------------------------------------------
Verizon Communications Inc.                                4,491         148,787
                                                                     -----------

Total Common Stocks
   (Cost $3,655,367)                                                   4,462,442
                                                                     -----------

                                                       Principal
                                                        Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.9%
--------------------------------------------------------------------------------
PNC Bank Money Market  Account,
 0.05%**, due 01/04/2010                             $    40,782          40,782
                                                                     -----------

Total Short-Term Investments
   (Cost $40,782)                                                         40,782
                                                                     -----------

Total Investments - 99.6%
   (Cost $3,696,149)***                                                4,503,224
Other Assets Less Liabilities - 0.4%                                      18,699
                                                                     -----------
NET ASSETS - 100.0%                                                  $ 4,521,923
                                                                     ===========
----------
  * Non-income producing security.

 ** Current yield.

*** Aggregate cost is $3,696,149.

    Sector Allocation                                      % of Net Assets
    -----------------                                      ---------------
    Consumer Discretionary                                           28.0%
    Energy                                                           21.6
    Industrials                                                      17.8
    Materials                                                        15.0
    Health Care                                                       6.8
    Information Technology                                            4.5
    Telecommunication Services                                        3.3
    Consumer Staples                                                  0.9
    Financials                                                        0.8
    Cash and other                                                    1.3
                                                           --------------
                                                                    100.0%
                                                           ==============


                      See Notes to Schedule of Investments

         DundeeWealth Funds (formerly known as BHR Institutional Funds)
                       Mt. Lucas U.S. Focused Equity Fund
                        Notes to Schedule of Investments
                          December 31, 2009 (Unaudited)

Note A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over- the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas Management Corp.'s (the "Sub-Adviser" or "Mt. Lucas") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission. The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on DundeeWealth US, LP's, the Adviser, or Mt. Lucas' ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest

                               DundeeWealth Funds
                       Mt. Lucas U.S. Focused Equity Fund
                  Notes to Schedule of Investments (Continued)
                          December 31, 2009 (Unaudited)

rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

There were no open futures contracts or options on futures at December 31, 2009.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

There were no open options contracts at December 31, 2009.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund's investments as of December 31, 2009 is as follows:

Level 1 - Quoted Prices*                                            $  4,503,224
                                                                    ------------

Total Market Value of Investments                                   $  4,503,224
                                                                    ============

----------
* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at September 30, 2009 or December 31, 2009.

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore,

                               DundeeWealth Funds
                       Mt. Lucas U.S. Focused Equity Fund
                  Notes to Schedule of Investments (Continued)
                          December 31, 2009 (Unaudited)

distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2009.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at December 31, 2009 for the Fund, are as follows:

                                                                                                          Net
                                                                  Unrealized        Unrealized        Unrealized
                                                    Cost         Appreciation      Depreciation      Appreciation
---------------------------------------------------------------------------------------------------------------------
Mt. Lucas U.S. Focused Equity Fund              $  3,696,149     $    834,888      $   (27,813)      $    807,075

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

Smith Group Large Cap Core Growth Fund
December 31, 2009 (Unaudited)

                                                      Number of         Market
                                                        Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
--------------------------------------------------------------------------------
Consumer Discretionary - 12.6%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A*                              15,900     $   963,222
McDonald's Corp.                                          14,600         911,624
Ross Stores, Inc.                                         21,300         909,723
Strayer Education, Inc.                                    4,520         960,455
WMS Industries, Inc.*                                     23,300         932,000
                                                                     -----------
                                                                       4,677,024
                                                                     -----------

Consumer Staples - 12.3%
--------------------------------------------------------------------------------
Brown - Forman Corp., Class B                             17,000         910,690
Church & Dwight Co., Inc.                                 15,300         924,885
Colgate-Palmolive Co.                                     11,100         911,865
Wal-Mart Stores, Inc.                                     17,200         919,340
Whole Foods Market, Inc.*                                 33,600         922,320
                                                                     -----------
                                                                       4,589,100
                                                                     -----------

Energy - 7.4%
--------------------------------------------------------------------------------
ConocoPhillips                                            18,200         929,474
Exxon Mobil Corp.                                         13,400         913,746
Newfield Exploration Co.*                                 18,700         901,901
                                                                     -----------
                                                                       2,745,121
                                                                     -----------

Financials - 10.0%
--------------------------------------------------------------------------------
American Express Co.                                      22,700         919,804
Capital One Financial Corp.                               24,100         923,994
Franklin Resources, Inc.                                   8,700         916,545
The Goldman Sachs Group, Inc.                              5,600         945,504
                                                                     -----------
                                                                       3,705,847
                                                                     -----------

Health Care - 12.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                       17,000         917,830
Bristol-Myers Squibb Co.                                  35,900         906,475
Express Scripts, Inc.*                                    10,500         907,725
McKesson Corp.                                            14,500         906,250
Valeant Pharmaceuticals International*                    28,600         909,194
                                                                     -----------
                                                                       4,547,474
                                                                     -----------

Industrials - 9.8%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                      24,700         901,303
GrafTech International Ltd.*                              59,200         920,560
Illinois Tool Works Inc.                                  19,100         916,609
Thomas & Betts Corp.*                                     25,300         905,487
                                                                     -----------
                                                                       3,643,959
                                                                     -----------

Information Technology - 27.7%
--------------------------------------------------------------------------------
Apple, Inc.*                                               4,600         969,956
BMC Software, Inc.*                                       23,600         946,360
Cisco Systems, Inc.*                                      38,500         921,690
Hewlett-Packard Co.                                       17,600         906,576
Intel Corp.                                               45,100         920,040
International Business Machines Corp.                      7,100         929,390
Lender Processing Services, Inc.                          21,900         890,454
McAfee, Inc.*                                             23,400         949,338
Red Hat, Inc.*                                            31,190         963,771
SAIC, Inc.*                                               48,800         924,272
Western Digital Corp.*                                    22,400         988,960
                                                                     -----------
                                                                      10,310,807
                                                                     -----------


                      See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments
(Continued)

Smith Group Large Cap Core Growth Fund
December 31, 2009 (Unaudited)

                                                       Number of       Market
                                                         Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS (Continued)
--------------------------------------------------------------------------------
Materials - 5.0%
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.*                     11,800    $   947,422
Pactiv Corp.*                                             38,400        926,976
                                                                    -----------
                                                                      1,874,398
                                                                    -----------

Total Common Stocks
   (Cost $32,237,282)                                                36,093,730
                                                                    -----------

                                                      Principal
                                                       Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.4%
--------------------------------------------------------------------------------
PNC Bank Money Market Account,
  0.05%**, due 01/04/2010                            $ 1,262,338      1,262,338
                                                                    -----------

Total Short-Term Investments
   (Cost $1,262,338)                                                  1,262,338
                                                                    -----------

Total Investments - 100.4%
   (Cost $33,499,620) ***                                            37,356,068
Liabilities in Excess of Other Assets - (0.4%)                         (136,337)
                                                                    -----------
NET ASSETS - 100.0%                                                 $37,219,731
                                                                    ===========

----------
  *  Non-income producing security.

 **  Current yield.

***  Aggregate cost is $33,499,620.

     Sector Allocation               % of Net Assets
                                     ---------------
     Information Technology                    27.7%
     Consumer Discretionary                    12.6
     Consumer Staples                          12.3
     Health Care                               12.2
     Financials                                10.0
     Industrials                                9.8
     Energy                                     7.4
     Materials                                  5.0
     Telecommunication Services                 0.0
     Cash and other                             3.0
                                       ------------
                                              100.0%
                                       ============


                      See Notes to Schedule of Investments

         DundeeWealth Funds (formerly known as BHR Institutional Funds)
                     Smith Group Large Cap Core Growth Fund
                        Notes to Schedule of Investments
                          December 31, 2009 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over- the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith Asset Management Group, LP's (the "Sub-Adviser" or "Smith") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission. The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on DundeeWealth US, LP's, the Adviser, or Smith's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest

                               DundeeWealth Funds
                     Smith Group Large Cap Core Growth Fund
                  Notes to Schedule of Investments (Continued)
                          December 31, 2009 (Unaudited)

rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

There were no open futures contracts or options on futures at December 31, 2009.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

There were no open options contracts at December 31, 2009.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund's investments as of December 31, 2009 is as follows:

Level 1 - Quoted Prices*                                           $  37,356,068
                                                                   -------------

Total Market Value of Investments                                  $  37,356,068
                                                                   =============

----------
* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at September 30, 2009 or December 31, 2009.

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore,

                               DundeeWealth Funds
                     Smith Group Large Cap Core Growth Fund
                  Notes to Schedule of Investments (Continued)
                          December 31, 2009 (Unaudited)

distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2009.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at December 31, 2009 for the Fund, are as follows:

                                                                                                          Net
                                                                 Unrealized          Unrealized        Unrealized
                                                 Cost           Appreciation        Depreciation      Appreciation
--------------------------------------------------------------------------------------------------------------------
Smith Group Large Cap Core Growth Fund        $  33,499,620    $   4,163,056       $    (306,608)     $   3,856,448

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DundeeWealth Funds
             ------------------

By (Signature and Title)*  /s/ Peter Moran
                           -----------------------------------------------------
                               Peter Moran, President
                               (principal executive officer)

Date     2/25/10
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Peter Moran
                           -----------------------------------------------------
                               Peter Moran, President
                               (principal executive officer)

Date     2/25/10
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John Leven
                           -----------------------------------------------------
                               John Leven, Treasurer
                               (principal financial officer)

Date     2/25/10
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.